SEGMENT INFORMATION (Narrative) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Common stock, par value	$ 0.02	$ 0.02
Common stock, shares outstanding	21,705,969	19,513,132
Common stock issued, purchase price	$ 434,118	$ 390,262